EQUITY (Details 2) (USD $)	1 Months Ended	6 Months Ended
	Jan. 11, 2014	Jun. 30, 2014 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Option, Outstanding, Beginning Balance (in shares)		442,000	450,000
Option, Granted (in shares)		0	0
Option, Forfeited (in shares)		0	0
Option, Exercised (in shares)	(68,000)	(134,000)	0
Option, Outstanding, Ending Balance (in shares)		308,000	450,000
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)		$ 1.63	$ 1.45
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)		$ 1.65	$ 1.45
Options, Aggregate Intrinsic Value, Beginning Balance (in dollars)		$ 994,160	$ 0
Options, Aggregate Intrinsic Value, Ending Balance (in dollars)		$ 1,568,300	$ 400,500